Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.28188%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,387,578.77

Principal:
Principal Collections	$14,751,891.36
Prepayments in Full	$9,273,999.36
Liquidation Proceeds	$234,212.05
Recoveries	$41,565.64
Sub Total	$24,301,668.41
Collections	$25,689,247.18

Purchase Amounts:
Purchase Amounts Related to Principal	$127,874.11
Purchase Amounts Related to Interest	$429.50
Sub Total	$128,303.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,817,550.79

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,817,550.79
Servicing Fee	$438,290.71	$438,290.71	$0.00	$0.00	$25,379,260.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,379,260.08
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,379,260.08
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,379,260.08
Interest - Class A-3 Notes	$804,781.87	$804,781.87	$0.00	$0.00	$24,574,478.21
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$24,284,417.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,284,417.88
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$24,191,520.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,191,520.05
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$24,126,966.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,126,966.72
Regular Principal Payment	$22,046,304.26	$22,046,304.26	$0.00	$0.00	$2,080,662.46
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,080,662.46
Residual Released to Depositor	$0.00	$2,080,662.46	$0.00	$0.00	$0.00
Total		$25,817,550.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,046,304.26
Total					$22,046,304.26
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,046,304.26	$69.55	$804,781.87	$2.54	$22,851,086.13	$72.09
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$22,046,304.26	$20.94	$1,252,293.36	$1.19	$23,298,597.62	$22.13

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$298,067,360.46	0.9402756	$276,021,056.20	0.8707289
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$453,677,360.46	0.4310023	$431,631,056.20	0.4100579

Pool Information
Weighted Average APR	3.118%	3.109%
Weighted Average Remaining Term	39.79	38.93
Number of Receivables Outstanding	27,152	26,517
Pool Balance	$525,948,851.37	$501,321,399.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$479,987,745.54	$457,572,029.50
Pool Factor	0.4528191	0.4316159

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$43,749,370.07
Targeted Overcollateralization Amount	$69,690,343.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,690,343.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$239,474.92
(Recoveries)		46	$41,565.64
Net Loss for Current Collection Period			$197,909.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4515%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0075%
Second Prior Collection Period			0.2900%
Prior Collection Period			0.6191%
Current Collection Period			0.4624%
Four Month Average (Current and Prior Three Collection Periods)			0.3410%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,435	$6,885,133.82
(Cumulative Recoveries)			$1,045,389.29
Cumulative Net Loss for All Collection Periods			$5,839,744.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5028%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,798.00
Average Net Loss for Receivables that have experienced a Realized Loss			$4,069.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.83%	175	$4,178,705.69
61-90 Days Delinquent	0.18%	37	$913,077.42
91-120 Days Delinquent	0.04%	9	$225,382.61
Over 120 Days Delinquent	0.08%	17	$394,984.64
Total Delinquent Receivables	1.14%	238	$5,712,150.36

Repossession Inventory:
Repossessed in the Current Collection Period		18	$549,133.93
Total Repossessed Inventory		39	$1,097,648.32

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2089%
Prior Collection Period			0.1694%
Current Collection Period			0.2376%
Three Month Average			0.2053%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3059%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer